Share based compensation - Option Activity (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥) ¥ / shares
Share based compensation
Number of options outstanding at beginning of year	2,493,404		5,940,452
Number of options vested	(1,222,959)		(3,447,048)
Number of options outstanding at end of year	1,270,445		2,493,404
Weighted average exercise price of share options outstanding at beginning of period | ¥ / shares		¥ 0.007		¥ 0.007
Weighted average exercise price of share options outstanding at end of period | ¥ / shares		¥ 0.007		¥ 0.007
Weighted average grant date fair value of share options outstanding at beginning of year		¥ 28.01	$ 28.01
Weighted average grant date fair value of share options outstanding at end of year	$ 28.01			¥ 28.01